Stock-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended			12 Months Ended
		Mar. 31, 2017		Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2016	Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value					$ 0.01
Allocated Share-based Compensation Expense				$ 13	$ 189	$ 31	$ 49
Caesars Interactive Entertainment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding, Number					0	21,057
Weighted Average Exercise Price per Share (1)					$ 19,166.18	$ 15,352.49	$ 9,976.43
Caesars Acquisition Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value										$ 0.001
Allocated Share-based Compensation Expense					$ 2	$ 12
Caesars Acquisition Company [Member] | CAC Equity-Based Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Value of Shares Available for Grant										$ 25
Parent [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding, Number		9,735,585	[1]		9,820,168	10,638,219
Weighted Average Exercise Price per Share (1)	[2]				$ 0.00	$ 10.04	$ 21.18
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options					$ 53
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					2 years
Allocated Share-based Compensation Expense		$ 8		$ 10	$ 38	$ 62	$ 45
Parent [Member] | Vesting Period One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage of performace-based options					50.00%
Parent [Member] | Vesting Period Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage of performace-based options					50.00%
Parent [Member] | Replacement Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price per Share (1)							$ 8.22
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term							10 years
Percentage Of Stock Options Vesting Per Year					20.00%
Parent [Member] | Chairman, CEO and President Performance-Based Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Stock Options Eligible For Exchange						290,334
Parent [Member] | Restricted stock units and awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross					$ 39
Parent [Member] | Restricted stock units and awards | Annual [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage					25.00%
Parent [Member] | Management Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding, Number					23,755
Parent [Member] | Management Equity Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Return On Investment					175.00%
Parent [Member] | Management Equity Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Return On Investment					200.00%
Parent [Member] | 2012 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized					30,949,468
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized					7,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					8,331,449
Weighted Average Exercise Price per Share (1)								$ 20.09
Parent [Member] | 2012 Incentive Plan [Member] | Replacement Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock Closing Price Per Share					$ 57.41
Parent [Member] | 2012 Incentive Plan [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock Closing Price Per Share					$ 35.00
Caesars Interactive Entertainment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Liability, Current and Noncurrent						$ 107
Adjustments for New Accounting Pronouncement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption									$ 1

[1]	There were no grants of stock options or restricted stock units related to CEC common stock during the three months ended March 31, 2017.
[2]	Represents the weighted-average grant date fair value per option, using the Monte Carlo simulation option-pricing model for performance-based options, and the Black-Scholes option-pricing model for time-based options.